DBX ETF Trust | 1
Schedule of Investments
Xtrackers USD High Yield Corporate Bond ETF
May 31, 2024 (Unaudited)
Principal
Amount $ Value $
CORPORATE BONDS — 98.0%
Basic Materials — 4.2%
Chemicals — 1.8%
Ashland, Inc.,144A,3.375%,
9/1/31
1,630,000 1,370,156
ASP Unifrax Holdings, Inc.
144A,5.25%, 9/30/28
2,961,000 1,491,367
144A,7.50%, 9/30/29
1,494,000 741,615
Avient Corp.,144A,7.125%, 8/1/30
2,749,000 2,797,154
Axalta Coating Systems Dutch
Holding B BV,144A,7.25%,
2/15/31
1,905,000 1,971,991
Axalta Coating Systems
LLC,144A,3.375%, 2/15/29
2,447,000 2,183,906
Chemours Co.
5.375%, 5/15/27
1,645,000 1,563,339
144A,5.75%, 11/15/28
2,918,000 2,673,410
144A,4.625%, 11/15/29
2,303,000 1,966,214
Consolidated Energy Finance SA
144A,5.625%, 10/15/28
1,967,000 1,694,600
144A,12.00%, 2/15/31
2,256,000 2,360,045
INEOS Finance PLC
144A,6.75%, 5/15/28
1,576,000 1,563,983
144A,7.50%, 4/15/29
2,692,000 2,721,291
INEOS Quattro Finance 2
PLC,144A,9.625%, 3/15/29
1,461,000 1,542,115
Methanex Corp.
5.125%, 10/15/27
2,591,000 2,504,189
5.25%, 12/15/29
2,596,000 2,483,979
NOVA Chemicals Corp.
144A,5.25%, 6/1/27
3,895,000 3,734,205
144A,8.50%, 11/15/28
1,464,000 1,554,500
144A,4.25%, 5/15/29(a)
2,135,000 1,875,394
144A,9.00%, 2/15/30
2,400,000 2,541,775
Olin Corp.
5.125%, 9/15/27
1,865,000 1,810,220
5.625%, 8/1/29
2,561,000 2,492,744
5.00%, 2/1/30
1,722,000 1,619,296
SCIH Salt Holdings, Inc.
144A,4.875%, 5/1/28
4,076,000 3,818,499
144A,6.625%, 5/1/29(a)
2,599,000 2,450,467
Tronox, Inc.,144A,4.625%,
3/15/29
4,009,000 3,642,156
(Cost $62,258,925)
57,168,610
Forest Products & Paper
— 0.1%
Mercer International, Inc.
(a),5.125%, 2/1/29
(Cost $3,248,084)
3,283,000 2,877,889
Principal
Amount $ Value $
Iron/Steel — 0.7%
ATI, Inc.,7.25%, 8/15/30
1,585,000 1,624,203
Cleveland-Cliffs, Inc.
5.875%, 6/1/27(a)
2,061,000 2,043,584
144A,6.75%, 4/15/30
2,785,000 2,756,715
144A,7.00%, 3/15/32
3,063,000 3,024,608
Metinvest BV,144A,7.75%,
10/17/29
700,000 465,150
Mineral Resources Ltd.
144A,8.125%, 5/1/27
2,591,000 2,620,252
144A,8.00%, 11/1/27
2,313,000 2,355,281
144A,9.25%, 10/1/28
3,989,000 4,198,726
144A,8.50%, 5/1/30
2,309,000 2,393,127
United States Steel
Corp.,6.875%, 3/1/29
1,771,000 1,772,665
(Cost $23,453,365)
23,254,311
Mining — 1.6%
Alcoa Nederland Holding BV
144A,5.50%, 12/15/27(a)
2,776,000 2,746,277
144A,6.125%, 5/15/28
1,865,000 1,863,089
144A,4.125%, 3/31/29(a)
1,865,000 1,718,509
144A,7.125%, 3/15/31
2,776,000 2,841,533
Arsenal AIC Parent LLC
144A,8.00%, 10/1/30
2,591,000 2,698,236
144A,11.50%, 10/1/31
1,945,000 2,170,764
First Quantum Minerals Ltd.
144A,6.875%, 10/15/27
5,560,000 5,478,473
144A,9.375%, 3/1/29
5,935,000 6,200,477
144A,8.625%, 6/1/31
4,811,000 4,793,795
FMG Resources August 2006
Pty Ltd.
144A,4.50%, 9/15/27
2,238,000 2,128,017
144A,5.875%, 4/15/30
2,593,000 2,517,225
144A,4.375%, 4/1/31
5,551,000 4,932,342
144A,6.125%, 4/15/32
2,882,000 2,820,363
Hudbay Minerals, Inc.
144A,4.50%, 4/1/26
2,221,000 2,166,583
144A,6.125%, 4/1/29
2,238,000 2,209,282
Kaiser Aluminum Corp.
144A,4.625%, 3/1/28
1,780,000 1,657,709
144A,4.50%, 6/1/31
2,088,000 1,849,363
Nexa Resources SA,144A,6.50%,
1/18/28
1,381,000 1,384,910
Vedanta Resources Finance II
PLC,144A,9.25%, 4/23/26
1,835,000 1,603,214
(Cost $55,134,042)
53,780,161
Communications — 16.2%
Advertising — 1.0%
Clear Channel Outdoor
Holdings, Inc.
144A,5.125%, 8/15/27(a)
4,641,000 4,388,436

2 | DBX ETF Trust
Schedule of Investments
Xtrackers USD High Yield Corporate Bond ETF
(Continued)
May 31, 2024 (Unaudited)
Principal
Amount $ Value $
144A,7.75%, 4/15/28
3,701,000 3,195,936
144A,9.00%, 9/15/28(a)
2,776,000 2,891,762
144A,7.50%, 6/1/29(a)
3,886,000 3,194,295
144A,7.875%, 4/1/30
3,051,000 3,036,868
Lamar Media Corp.
3.75%, 2/15/28
2,219,000 2,074,883
4.00%, 2/15/30
2,051,000 1,846,332
3.625%, 1/15/31
2,001,000 1,732,966
Outfront Media Capital LLC /
Outfront Media Capital Corp.
144A,5.00%, 8/15/27
2,422,000 2,327,693
144A,4.25%, 1/15/29
1,850,000 1,672,039
144A,4.625%, 3/15/30
1,857,000 1,652,663
144A,7.375%, 2/15/31
1,516,000 1,568,066
Stagwell Global
LLC,144A,5.625%, 8/15/29
4,071,000 3,730,046
(Cost $36,115,974)
33,311,985
Internet — 1.7%
Gen Digital, Inc.
144A,6.75%, 9/30/27
3,331,000 3,359,770
144A,7.125%, 9/30/30(a)
2,238,000 2,277,060
Go Daddy Operating Co. LLC /
GD Finance Co., Inc.
144A,5.25%, 12/1/27
2,238,000 2,179,353
144A,3.50%, 3/1/29
2,961,000 2,647,731
Match Group Holdings II LLC
144A,5.00%, 12/15/27
1,669,000 1,582,016
144A,4.625%, 6/1/28
1,857,000 1,728,763
144A,4.125%, 8/1/30
1,857,000 1,615,996
144A,3.625%, 10/1/31
1,750,000 1,458,980
MercadoLibre, Inc.
2.375%, 1/14/26(a)
1,320,000 1,248,263
3.125%, 1/14/31(a)
2,350,000 1,986,974
Newfold Digital Holdings Group,
Inc.,144A,11.75%, 10/15/28
1,921,000 1,960,436
Rakuten Group, Inc.
144A,11.25%, 2/15/27
6,512,000 6,876,021
144A,9.75%, 4/15/29
7,402,000 7,459,736
Uber Technologies, Inc.
144A,8.00%, 11/1/26
5,180,000 5,245,340
144A,7.50%, 9/15/27
4,441,000 4,526,240
144A,6.25%, 1/15/28
1,865,000 1,866,373
144A,4.50%, 8/15/29
5,570,000 5,261,444
Ziff Davis, Inc.,144A,4.625%,
10/15/30
1,703,000 1,521,190
(Cost $56,684,831)
54,801,686
Media — 8.6%
Altice Financing SA
144A,5.00%, 1/15/28
4,456,000 3,524,690
144A,5.75%, 8/15/29
7,587,000 5,646,626
Principal
Amount $ Value $
AMC Networks, Inc.
144A,10.25%, 1/15/29
3,159,000 3,155,114
4.25%, 2/15/29(a)
3,701,000 2,614,897
Cable One, Inc.(a),144A,4.00%,
11/15/30
2,424,000 1,810,907
CCO Holdings LLC / CCO
Holdings Capital Corp.
144A,5.50%, 5/1/26
2,789,000 2,756,379
144A,5.125%, 5/1/27
11,828,000 11,312,588
144A,5.00%, 2/1/28
9,258,000 8,556,781
144A,5.375%, 6/1/29
5,551,000 4,976,710
144A,6.375%, 9/1/29
5,551,000 5,200,258
144A,4.75%, 3/1/30
11,286,000 9,622,887
144A,4.50%, 8/15/30
10,175,000 8,462,557
144A,4.25%, 2/1/31
10,903,000 8,796,764
144A,7.375%, 3/1/31(a)
4,084,000 3,953,954
144A,4.75%, 2/1/32
4,441,000 3,579,516
4.50%, 5/1/32
10,509,000 8,345,075
144A,4.50%, 6/1/33
6,474,000 5,000,973
144A,4.25%, 1/15/34
7,402,000 5,521,076
CSC Holdings LLC
144A,5.50%, 4/15/27
4,850,000 3,720,951
144A,5.375%, 2/1/28
3,709,000 2,608,810
144A,7.50%, 4/1/28(a)
3,850,000 2,153,132
144A,11.25%, 5/15/28(a)
3,663,000 2,959,338
144A,11.75%, 1/31/29
7,587,000 6,034,194
144A,6.50%, 2/1/29
6,477,000 4,389,188
144A,5.75%, 1/15/30
8,177,000 3,541,470
144A,4.125%, 12/1/30(a)
4,071,000 2,514,488
144A,4.625%, 12/1/30(a)
8,605,000 3,626,998
144A,3.375%, 2/15/31
3,601,000 2,112,578
144A,4.50%, 11/15/31
5,420,000 3,320,757
144A,5.00%, 11/15/31(a)
1,865,000 780,293
DISH DBS Corp.
7.75%, 7/1/26
7,401,000 4,714,826
144A,5.25%, 12/1/26
10,178,000 8,124,099
7.375%, 7/1/28
3,697,000 1,644,715
144A,5.75%, 12/1/28
9,102,000 6,358,401
5.125%, 6/1/29
5,469,000 2,183,150
DISH Network
Corp.,144A,11.75%, 11/15/27
12,853,000 12,906,433
Gray Television, Inc.
144A,5.875%, 7/15/26
2,597,000 2,596,703
144A,7.00%, 5/15/27(a)
2,795,000 2,469,350
144A,4.75%, 10/15/30(a)
2,953,000 1,683,009
iHeartCommunications, Inc.
6.375%, 5/1/26(a)
2,959,139 2,267,533
8.375%, 5/1/27(a)
3,366,951 1,219,825
144A,5.25%, 8/15/27(a)
2,713,000 1,501,470
144A,4.75%, 1/15/28(a)
1,850,000 979,753

DBX ETF Trust | 3
Schedule of Investments
Xtrackers USD High Yield Corporate Bond ETF
(Continued)
May 31, 2024 (Unaudited)
Principal
Amount $ Value $
McGraw-Hill Education, Inc.
144A,5.75%, 8/1/28
3,040,000 2,839,276
144A,8.00%, 8/1/29
2,383,000 2,223,933
News Corp.
144A,3.875%, 5/15/29
3,701,000 3,361,722
144A,5.125%, 2/15/32
1,865,000 1,737,041
Nexstar Media, Inc.
144A,5.625%, 7/15/27
6,343,000 5,991,996
144A,4.75%, 11/1/28(a)
3,701,000 3,267,598
Radiate Holdco LLC / Radiate
Finance, Inc.
144A,4.50%, 9/15/26
3,331,000 2,476,666
144A,6.50%, 9/15/28
3,689,000 1,699,218
Sinclair Television Group, Inc.
144A,5.50%, 3/1/30(a)
1,796,000 1,188,287
144A,4.125%, 12/1/30(a)
2,738,000 1,859,745
Sirius XM Radio, Inc.
144A,3.125%, 9/1/26
3,701,000 3,465,872
144A,5.00%, 8/1/27
5,561,000 5,285,465
144A,4.00%, 7/15/28
7,202,000 6,453,981
144A,5.50%, 7/1/29
4,626,000 4,300,654
144A,4.125%, 7/1/30
5,520,000 4,631,332
144A,3.875%, 9/1/31
5,570,000 4,452,346
TEGNA, Inc.
144A,4.75%, 3/15/26
1,851,000 1,792,799
4.625%, 3/15/28
3,713,000 3,377,012
5.00%, 9/15/29
4,071,000 3,581,354
Univision Communications, Inc.
144A,6.625%, 6/1/27
5,370,000 5,192,632
144A,8.00%, 8/15/28
5,337,000 5,261,319
144A,4.50%, 5/1/29
3,886,000 3,323,147
144A,7.375%, 6/30/30(a)
3,328,000 3,156,729
Videotron Ltd.,144A,5.125%,
4/15/27
2,227,500 2,179,436
VTR Finance NV,144A,6.375%,
7/15/28
1,772,000 1,207,153
Ziggo Bond Co. BV
144A,6.00%, 1/15/27
2,313,000 2,271,949
144A,5.125%, 2/28/30(a)
1,865,000 1,594,598
Ziggo BV,144A,4.875%, 1/15/30
3,630,000 3,238,722
(Cost $350,535,955)
280,661,198
Telecommunications — 4.9%
Altice France Holding SA
144A,10.50%, 5/15/27
5,681,000 2,107,437
144A,6.00%, 2/15/28
4,069,000 1,270,495
Altice France SA
144A,8.125%, 2/1/27
6,492,000 5,010,249
144A,5.50%, 1/15/28
4,071,000 2,854,663
144A,5.125%, 1/15/29
1,771,000 1,198,418
144A,5.125%, 7/15/29
9,152,000 6,155,196
Principal
Amount $ Value $
144A,5.50%, 10/15/29(a)
7,402,000 4,979,916
C&W Senior Finance
Ltd.,144A,6.875%, 9/15/27
4,526,000 4,319,049
CommScope Technologies LLC
144A,6.00%, 6/15/25(a)
4,715,000 3,881,624
144A,5.00%, 3/15/27
2,785,000 1,148,812
CommScope, Inc.
144A,6.00%, 3/1/26(a)
5,570,000 4,978,187
144A,8.25%, 3/1/27
3,169,000 1,479,589
144A,7.125%, 7/1/28(a)
2,279,000 923,654
144A,4.75%, 9/1/29
4,641,000 3,353,122
Consolidated Communications,
Inc.
144A,5.00%, 10/1/28
1,484,000 1,222,604
144A,6.50%, 10/1/28
2,776,000 2,352,274
Frontier Communications
Holdings LLC
144A,5.875%, 10/15/27
4,199,000 4,092,179
144A,5.00%, 5/1/28
5,537,000 5,175,910
144A,6.75%, 5/1/29(a)
3,701,000 3,381,676
5.875%, 11/1/29(a)
2,776,189 2,400,300
144A,6.00%, 1/15/30
3,701,000 3,214,403
144A,8.75%, 5/15/30
4,441,000 4,599,561
144A,8.625%, 3/15/31
2,776,000 2,848,182
Hughes Satellite Systems Corp.
5.25%, 8/1/26
2,775,000 1,882,523
6.625%, 8/1/26(a)
2,784,500 1,137,454
Iliad Holding SASU
144A,6.50%, 10/15/26
2,498,000 2,482,053
144A,7.00%, 10/15/28
3,281,000 3,252,241
144A,8.50%, 4/15/31
3,463,000 3,507,955
Intelsat Jackson Holdings
SA,144A,6.50%, 3/15/30
10,953,000 10,330,061
Level 3 Financing, Inc.
144A,4.25%, 7/1/28
1,957,000 761,801
144A,10.50%, 4/15/29
2,667,000 2,673,673
144A,4.875%, 6/15/29(a)
2,320,000 1,401,025
144A,11.00%, 11/15/29(a)
5,940,000 6,096,958
144A,4.50%, 4/1/30
2,672,000 1,529,678
144A,10.50%, 5/15/30(a)
3,677,000 3,656,671
144A,3.875%, 10/15/30(a)
1,760,000 975,785
144A,10.75%, 12/15/30(a)
2,936,000 2,941,872
144A,4.00%, 4/15/31(a)
1,630,000 898,456
Lumen Technologies, Inc.
144A,4.50%, 1/15/29
1,523,000 454,753
144A,4.125%, 4/15/30
1,855,000 1,195,548
Millicom International Cellular
SA
144A,5.125%, 1/15/28
1,322,100 1,252,777
144A,6.25%, 3/25/29
2,253,600 2,188,224
144A,4.50%, 4/27/31
2,880,000 2,477,792

4 | DBX ETF Trust
Schedule of Investments
Xtrackers USD High Yield Corporate Bond ETF
(Continued)
May 31, 2024 (Unaudited)
Principal
Amount $ Value $
144A,7.375%, 4/2/32
1,678,000 1,651,573
Sable International Finance
Ltd.,144A,5.75%, 9/7/27
1,812,000 1,732,263
Telecom Italia Capital SA
144A,6.375%, 11/15/33
1,850,000 1,789,172
144A,6.00%, 9/30/34
1,800,000 1,727,505
144A,7.20%, 7/18/36
1,850,000 1,887,944
144A,7.721%, 6/4/38
1,850,000 1,927,395
VEON Holdings BV,144A,3.375%,
11/25/27
4,044,000 3,310,661
Viasat, Inc.
144A,5.625%, 9/15/25
2,441,000 2,369,266
144A,5.625%, 4/15/27
2,238,000 2,002,533
144A,6.50%, 7/15/28(a)
1,463,000 1,090,187
144A,7.50%, 5/30/31(a)
2,714,000 1,852,732
Windstream Escrow LLC /
Windstream Escrow Finance
Corp.,144A,7.75%, 8/15/28
5,198,000 4,888,263
Zayo Group Holdings, Inc.
144A,4.00%, 3/1/27(a)
5,468,000 4,269,023
144A,6.125%, 3/1/28(a)
4,010,000 2,732,576
(Cost $189,154,954)
157,275,893
Consumer, Cyclical — 19.1%
Airlines — 1.2%
Air Canada,144A,3.875%,
8/15/26
4,441,000 4,218,918
American Airlines, Inc.
144A,7.25%, 2/15/28
2,774,000 2,772,330
144A,8.50%, 5/15/29
3,701,000 3,819,623
Delta Air Lines, Inc.
7.375%, 1/15/26
2,936,000 3,004,749
4.375%, 4/19/28(a)
1,424,000 1,370,767
3.75%, 10/28/29(a)
1,758,000 1,618,216
Hawaiian Brand Intellectual
Property Ltd. / HawaiianMiles
Loyalty Ltd.,144A,5.75%,
1/20/26
4,442,649 4,100,541
Spirit Loyalty Cayman Ltd. /
Spirit IP Cayman Ltd.
144A,8.00%, 9/20/25
2,167,868 1,629,458
144A,8.00%, 9/20/25
1,905,019 1,431,890
United Airlines, Inc.
144A,4.375%, 4/15/26
7,202,000 6,944,102
144A,4.625%, 4/15/29
7,150,000 6,614,330
(Cost $40,457,104)
37,524,924
Apparel — 0.2%
Hanesbrands, Inc.
144A,4.875%, 5/15/26
3,338,000 3,240,519
144A,9.00%, 2/15/31(a)
2,138,000 2,184,651
Principal
Amount $ Value $
Levi Strauss &
Co.(a),144A,3.50%, 3/1/31
1,857,000 1,606,609
(Cost $7,167,035)
7,031,779
Auto Manufacturers — 0.3%
Allison Transmission, Inc.
144A,4.75%, 10/1/27
1,484,000 1,432,328
144A,5.875%, 6/1/29
1,769,000 1,742,117
144A,3.75%, 1/30/31
3,713,000 3,220,706
Aston Martin Capital Holdings
Ltd.,144A,10.00%, 3/31/29
3,553,000 3,441,542
(Cost $10,625,873)
9,836,693
Auto Parts & Equipment
— 1.9%
Adient Global Holdings Ltd.
144A,4.875%, 8/15/26
2,856,000 2,774,359
144A,7.00%, 4/15/28
1,857,000 1,897,575
144A,8.25%, 4/15/31(a)
1,857,000 1,935,947
American Axle & Manufacturing,
Inc.
6.50%, 4/1/27
1,855,000 1,846,399
6.875%, 7/1/28
1,484,000 1,474,371
5.00%, 10/1/29(a)
2,228,000 2,031,123
Clarios Global LP / Clarios US
Finance Co.
144A,6.25%, 5/15/26
3,321,000 3,320,321
144A,8.50%, 5/15/27
5,901,000 5,949,878
144A,6.75%, 5/15/28
2,776,000 2,807,074
Dana, Inc.
5.375%, 11/15/27
1,469,000 1,429,325
5.625%, 6/15/28(a)
1,485,000 1,437,970
4.25%, 9/1/30
1,480,000 1,287,623
Goodyear Tire & Rubber Co.
9.50%, 5/31/25
2,711,000 2,719,618
5.00%, 5/31/26(a)
3,279,000 3,202,243
4.875%, 3/15/27(a)
2,502,000 2,405,845
5.00%, 7/15/29(a)
3,126,000 2,877,925
5.25%, 4/30/31(a)
2,042,000 1,854,444
5.25%, 7/15/31(a)
2,237,000 2,024,280
5.625%, 4/30/33(a)
1,665,000 1,490,139
Tenneco, Inc.,144A,8.00%,
11/17/28
6,932,000 6,337,892
ZF North America Capital, Inc.
144A,6.875%, 4/14/28
2,228,000 2,268,690
144A,7.125%, 4/14/30
2,228,000 2,300,091
144A,6.75%, 4/23/30
2,811,000 2,847,453
144A,6.875%, 4/23/32
2,591,000 2,652,220
(Cost $62,955,141)
61,172,805
Distribution/Wholesale — 0.4%
American Builders & Contractors
Supply Co., Inc.
144A,4.00%, 1/15/28
2,599,000 2,422,686

DBX ETF Trust | 5
Schedule of Investments
Xtrackers USD High Yield Corporate Bond ETF
(Continued)
May 31, 2024 (Unaudited)
Principal
Amount $ Value $
144A,3.875%, 11/15/29
1,440,000 1,273,143
H&E Equipment Services,
Inc.,144A,3.875%, 12/15/28
4,641,000 4,166,137
Ritchie Bros Holdings, Inc.
144A,6.75%, 3/15/28
1,901,000 1,922,373
144A,7.75%, 3/15/31
2,961,000 3,094,387
(Cost $13,689,038)
12,878,726
Entertainment — 3.4%
Allwyn Entertainment Financing
UK PLC,144A,7.875%, 4/30/29
2,600,000 2,663,063
AMC Entertainment Holdings,
Inc.(a),144A,7.50%, 2/15/29
3,514,000 2,592,597
Banijay Entertainment
SASU,144A,8.125%, 5/1/29
1,480,000 1,514,105
Caesars Entertainment, Inc.
144A,6.25%, 7/1/25
1,415,000 1,415,819
144A,8.125%, 7/1/27
5,981,000 6,101,316
144A,4.625%, 10/15/29
4,441,000 4,015,024
144A,7.00%, 2/15/30
7,252,000 7,334,861
144A,6.50%, 2/15/32
5,570,000 5,511,387
Cedar Fair LP,5.25%, 7/15/29
1,764,000 1,662,994
Cedar Fair LP / Canada's
Wonderland Co. / Magnum
Management Corp. /
Millennium Op,5.375%,
4/15/27
1,971,000 1,936,667
Churchill Downs, Inc.
144A,5.50%, 4/1/27
2,238,000 2,192,869
144A,4.75%, 1/15/28
2,597,000 2,461,941
144A,5.75%, 4/1/30
4,456,000 4,277,127
144A,6.75%, 5/1/31
2,038,000 2,030,213
Cinemark USA, Inc.
144A,5.875%, 3/15/26
1,502,000 1,480,820
144A,5.25%, 7/15/28(a)
2,841,000 2,655,357
International Game Technology
PLC
144A,4.125%, 4/15/26
2,852,000 2,764,444
144A,6.25%, 1/15/27
2,715,000 2,722,222
144A,5.25%, 1/15/29(a)
2,797,000 2,690,887
Light & Wonder International,
Inc.
144A,7.00%, 5/15/28
2,591,000 2,607,554
144A,7.25%, 11/15/29
1,865,000 1,895,370
144A,7.50%, 9/1/31
2,036,000 2,094,550
Live Nation Entertainment, Inc.
144A,6.50%, 5/15/27
4,306,000 4,331,225
144A,4.75%, 10/15/27(a)
3,516,000 3,333,966
144A,3.75%, 1/15/28
1,857,000 1,710,862
Merlin Entertainments Group US
Holdings, Inc.,144A,7.375%,
2/15/31
1,857,000 1,883,594
Mohegan Tribal Gaming
Authority,144A,8.00%, 2/1/26
4,349,000 4,089,430
Principal
Amount $ Value $
Motion Bondco
DAC,144A,6.625%, 11/15/27
1,521,000 1,487,872
Penn Entertainment, Inc.
144A,5.625%, 1/15/27
1,480,000 1,410,780
144A,4.125%, 7/1/29(a)
1,469,000 1,227,203
Premier Entertainment Sub
LLC / Premier Entertainment
Finance Corp.
144A,5.625%, 9/1/29(a)
2,735,000 1,988,174
144A,5.875%, 9/1/31(a)
2,720,000 1,899,882
Six Flags Entertainment Corp.
144A,5.50%, 4/15/27
1,855,000 1,821,877
144A,7.25%, 5/15/31(a)
2,961,000 2,965,107
Six Flags Entertainment Corp.
/ Six Flags Theme Parks,
Inc.,144A,6.625%, 5/1/32
3,100,000 3,104,198
Vail Resorts, Inc.,144A,6.50%,
5/15/32
2,200,000 2,215,772
WMG Acquisition Corp.
144A,3.75%, 12/1/29
2,014,000 1,786,033
144A,3.875%, 7/15/30
1,995,000 1,764,939
144A,3.00%, 2/15/31(a)
2,903,000 2,459,010
Wynn Resorts Finance LLC /
Wynn Resorts Capital Corp.
144A,5.125%, 10/1/29
2,626,000 2,471,298
144A,7.125%, 2/15/31
3,696,000 3,797,311
(Cost $116,691,440)
110,369,720
Food Service — 0.2%
Aramark Services,
Inc.,144A,5.00%, 2/1/28
4,261,000 4,077,419
TKC Holdings, Inc.
144A,6.875%, 5/15/28
1,577,000 1,542,095
144A,10.50%, 5/15/29
2,467,000 2,433,690
(Cost $8,485,151)
8,053,204
Home Builders — 0.5%
Ashton Woods USA LLC /
Ashton Woods Finance
Co.,144A,4.625%, 4/1/30
1,484,000 1,322,438
Brookfield Residential
Properties, Inc. / Brookfield
Residential US LLC
144A,6.25%, 9/15/27
2,228,000 2,176,880
144A,4.875%, 2/15/30
1,815,000 1,599,682
Century Communities, Inc.
6.75%, 6/1/27
1,800,000 1,809,509
144A,3.875%, 8/15/29
1,850,000 1,643,749
Mattamy Group Corp.
144A,5.25%, 12/15/27
1,865,000 1,805,771
144A,4.625%, 3/1/30
2,118,000 1,937,233
Taylor Morrison Communities,
Inc.
144A,5.875%, 6/15/27
1,865,000 1,857,610

6 | DBX ETF Trust
Schedule of Investments
Xtrackers USD High Yield Corporate Bond ETF
(Continued)
May 31, 2024 (Unaudited)
Principal
Amount $ Value $
144A,5.75%, 1/15/28
1,669,000 1,644,548
144A,5.125%, 8/1/30
1,850,000 1,756,906
(Cost $18,694,446)
17,554,326
Home Furnishings — 0.2%
Tempur Sealy International, Inc.
144A,4.00%, 4/15/29
2,962,000 2,658,767
144A,3.875%, 10/15/31
2,961,000 2,490,033
(Cost $5,824,634)
5,148,800
Housewares — 0.5%
Newell Brands, Inc.
4.875%, 6/1/25
1,865,000 1,840,189
5.70%, 4/1/26
7,309,000 7,222,014
6.375%, 9/15/27(a)
1,757,000 1,730,363
6.625%, 9/15/29(a)
1,865,000 1,828,024
Scotts Miracle-Gro Co.
4.50%, 10/15/29
1,435,000 1,292,339
4.00%, 4/1/31
1,771,000 1,515,185
4.375%, 2/1/32
1,480,000 1,263,287
(Cost $17,752,721)
16,691,401
Leisure Time — 3.1%
Carnival Corp.
144A,7.625%, 3/1/26
4,866,000 4,895,425
144A,5.75%, 3/1/27
10,084,000 9,904,580
144A,4.00%, 8/1/28
8,903,000 8,223,150
144A,6.00%, 5/1/29
7,202,000 7,043,380
144A,7.00%, 8/15/29
1,865,000 1,916,812
144A,10.50%, 6/1/30(a)
3,701,000 4,025,237
Carnival Holdings Bermuda
Ltd.,144A,10.375%, 5/1/28
7,513,000 8,138,562
Life Time, Inc.
144A,5.75%, 1/15/26
3,423,000 3,405,433
144A,8.00%, 4/15/26
1,762,000 1,775,030
NCL Corp. Ltd.
144A,5.875%, 3/15/26
5,152,000 5,068,830
144A,5.875%, 2/15/27
3,716,000 3,664,916
144A,8.375%, 2/1/28
2,297,000 2,398,847
144A,8.125%, 1/15/29
2,791,000 2,917,926
144A,7.75%, 2/15/29(a)
2,221,000 2,284,012
Royal Caribbean Cruises Ltd.
144A,4.25%, 7/1/26
2,424,000 2,338,171
144A,5.50%, 8/31/26
3,701,000 3,648,806
144A,5.375%, 7/15/27
3,713,000 3,640,256
3.70%, 3/15/28
1,850,000 1,720,136
144A,5.50%, 4/1/28
5,320,000 5,200,507
144A,9.25%, 1/15/29
3,701,000 3,944,552
144A,7.25%, 1/15/30
2,591,000 2,678,164
144A,6.25%, 3/15/32
4,641,000 4,622,747
Viking Cruises Ltd.
144A,5.875%, 9/15/27
3,060,000 2,989,668
Principal
Amount $ Value $
144A,7.00%, 2/15/29
1,856,000 1,860,861
144A,9.125%, 7/15/31
2,665,000 2,872,811
(Cost $102,713,360)
101,178,819
Lodging — 2.6%
Boyd Gaming Corp.
4.75%, 12/1/27
3,700,000 3,528,783
144A,4.75%, 6/15/31
3,331,000 2,990,750
Hilton Domestic Operating Co.,
Inc.
144A,5.75%, 5/1/28
1,865,000 1,849,235
144A,5.875%, 4/1/29
2,051,000 2,034,675
144A,3.75%, 5/1/29
2,961,000 2,685,191
4.875%, 1/15/30
3,701,000 3,501,605
144A,4.00%, 5/1/31
3,871,000 3,423,289
144A,3.625%, 2/15/32
5,570,000 4,727,368
144A,6.125%, 4/1/32
1,671,000 1,653,117
Hilton Grand Vacations Borrower
Escrow LLC / Hilton Grand
Vacations Borrower Esc
144A,5.00%, 6/1/29
3,130,000 2,892,607
144A,4.875%, 7/1/31
1,865,000 1,637,865
144A,6.625%, 1/15/32
3,331,000 3,315,866
Marriott Ownership Resorts, Inc.
(a),144A,4.50%, 6/15/29
1,857,000 1,685,106
Melco Resorts Finance Ltd.
144A,4.875%, 6/6/25
3,447,000 3,382,167
144A,5.25%, 4/26/26
1,754,000 1,694,259
144A,5.625%, 7/17/27
2,148,000 2,043,735
144A,5.75%, 7/21/28
3,278,000 3,064,282
144A,5.375%, 12/4/29
4,256,000 3,839,480
144A,7.625%, 4/17/32
2,785,000 2,755,046
MGM Resorts International
5.75%, 6/15/25
2,398,000 2,393,189
4.625%, 9/1/26
1,484,000 1,440,531
5.50%, 4/15/27
2,517,000 2,477,016
4.75%, 10/15/28
2,776,000 2,597,478
6.50%, 4/15/32
2,776,000 2,716,146
Station Casinos LLC
144A,4.50%, 2/15/28
2,576,000 2,400,486
144A,4.625%, 12/1/31
1,850,000 1,621,271
144A,6.625%, 3/15/32
1,857,000 1,824,146
Studio City Finance Ltd.
144A,6.50%, 1/15/28
1,766,000 1,674,871
144A,5.00%, 1/15/29
4,071,000 3,548,644
Travel + Leisure Co.
144A,6.625%, 7/31/26
2,274,000 2,284,718
6.00%, 4/1/27
1,484,000 1,479,933
144A,4.50%, 12/1/29
2,424,000 2,209,094

DBX ETF Trust | 7
Schedule of Investments
Xtrackers USD High Yield Corporate Bond ETF
(Continued)
May 31, 2024 (Unaudited)
Principal
Amount $ Value $
Wynn Las Vegas LLC /
Wynn Las Vegas Capital
Corp.,144A,5.25%, 5/15/27
3,340,000 3,253,078
(Cost $89,984,837)
84,625,027
Retail — 4.6%
1011778 BC ULC / New Red
Finance, Inc.
144A,3.875%, 1/15/28
5,755,000 5,350,949
144A,4.375%, 1/15/28
2,776,000 2,602,499
144A,3.50%, 2/15/29
2,776,000 2,499,885
144A,4.00%, 10/15/30
10,583,000 9,216,238
Advance Auto Parts, Inc.
(a),3.90%, 4/15/30
1,864,000 1,676,735
Asbury Automotive Group, Inc.
4.50%, 3/1/28
1,511,000 1,428,512
144A,4.625%, 11/15/29(a)
2,961,000 2,726,939
4.75%, 3/1/30
1,604,000 1,472,588
144A,5.00%, 2/15/32
2,228,000 1,995,814
Bath & Body Works, Inc.
5.25%, 2/1/28
1,682,000 1,635,821
7.50%, 6/15/29(a)
1,838,000 1,893,963
144A,6.625%, 10/1/30
3,134,000 3,140,597
Beacon Roofing Supply,
Inc.,144A,6.50%, 8/1/30
2,238,000 2,241,755
eG Global Finance
PLC,144A,12.00%, 11/30/28
4,062,000 4,211,033
Ferrellgas LP / Ferrellgas
Finance Corp.
144A,5.375%, 4/1/26
2,424,000 2,368,590
144A,5.875%, 4/1/29(a)
3,053,000 2,884,956
Fertitta Entertainment LLC
/ Fertitta Entertainment
Finance Co., Inc.
144A,4.625%, 1/15/29
3,713,000 3,342,769
144A,6.75%, 1/15/30
4,641,000 4,105,438
FirstCash, Inc.
144A,4.625%, 9/1/28
1,865,000 1,750,306
144A,5.625%, 1/1/30
1,901,000 1,802,798
144A,6.875%, 3/1/32
1,865,000 1,851,734
Gap, Inc.
144A,3.625%, 10/1/29
2,776,000 2,404,917
144A,3.875%, 10/1/31
2,776,000 2,307,515
Kohl's Corp.,4.625%, 5/1/31
1,825,000 1,473,405
Lithia Motors, Inc.
144A,4.625%, 12/15/27
1,484,000 1,412,332
144A,3.875%, 6/1/29
2,820,000 2,514,502
144A,4.375%, 1/15/31
2,042,000 1,800,915
Macy's Retail Holdings LLC
144A,5.875%, 4/1/29(a)
1,857,000 1,789,767
144A,5.875%, 3/15/30
1,567,000 1,495,116
144A,6.125%, 3/15/32
1,570,000 1,495,259
Principal
Amount $ Value $
Michaels Cos., Inc.
144A,5.25%, 5/1/28
3,146,000 2,554,975
144A,7.875%, 5/1/29(a)
4,156,000 2,830,818
Murphy Oil USA, Inc.
4.75%, 9/15/29
1,857,000 1,751,006
144A,3.75%, 2/15/31
1,850,000 1,606,809
NMG Holding Co, Inc. /
Neiman Marcus Group
LLC,144A,7.125%, 4/1/26
4,071,000 4,051,388
Nordstrom, Inc.
4.375%, 4/1/30
1,857,000 1,690,050
4.25%, 8/1/31
1,585,000 1,401,203
Penske Automotive Group, Inc.
3.50%, 9/1/25
2,051,000 1,990,181
3.75%, 6/15/29
1,865,000 1,660,504
PetSmart, Inc. / PetSmart
Finance Corp.
144A,4.75%, 2/15/28
4,441,000 4,128,483
144A,7.75%, 2/15/29
4,249,000 4,071,493
QVC, Inc.
4.75%, 2/15/27(a)
2,147,000 1,834,291
4.375%, 9/1/28(a)
1,815,000 1,353,790
Sonic Automotive, Inc.
144A,4.625%, 11/15/29
2,414,000 2,171,253
144A,4.875%, 11/15/31(a)
1,850,000 1,624,829
SRS Distribution, Inc.
144A,4.625%, 7/1/28
2,249,000 2,240,916
144A,6.125%, 7/1/29
1,596,000 1,621,927
144A,6.00%, 12/1/29
3,146,000 3,195,027
Staples, Inc.
144A,7.50%, 4/15/26
7,359,000 7,362,288
144A,10.75%, 4/15/27
3,600,000 3,223,647
Suburban Propane Partners LP/
Suburban Energy Finance
Corp.,144A,5.00%, 6/1/31
2,406,000 2,160,726
Walgreens Boots Alliance, Inc.
3.45%, 6/1/26
5,201,000 4,963,919
3.20%, 4/15/30(a)
1,865,000 1,631,337
Yum! Brands, Inc.
144A,4.75%, 1/15/30
2,961,000 2,793,937
3.625%, 3/15/31
3,886,000 3,386,480
4.625%, 1/31/32
4,084,000 3,723,561
5.375%, 4/1/32
3,563,000 3,396,435
(Cost $162,840,555)
151,314,920
Consumer, Non-cyclical
— 17.0%
Agriculture — 0.3%
Darling Ingredients, Inc.
144A,5.25%, 4/15/27
1,865,000 1,816,470
144A,6.00%, 6/15/30
3,701,000 3,620,051

8 | DBX ETF Trust
Schedule of Investments
Xtrackers USD High Yield Corporate Bond ETF
(Continued)
May 31, 2024 (Unaudited)
Principal
Amount $ Value $
Vector Group Ltd.
144A,10.50%, 11/1/26
1,795,000 1,809,540
144A,5.75%, 2/1/29
3,238,000 2,974,537
(Cost $10,743,191)
10,220,598
Beverages — 0.1%
Primo Water Holdings,
Inc.,144A,4.375%, 4/30/29
(Cost $2,750,194)
2,776,000 2,547,924
Commercial Services — 4.4%
ADT Security Corp.,144A,4.125%,
8/1/29
3,701,000 3,364,629
Albion Financing 1 SARL
/ Aggreko Holdings,
Inc.,144A,6.125%, 10/15/26
2,098,000 2,066,188
Albion Financing 2
SARL,144A,8.75%, 4/15/27
1,609,000 1,624,733
Allied Universal Holdco
LLC,144A,7.875%, 2/15/31
5,363,000 5,351,625
Allied Universal Holdco LLC /
Allied Universal Finance Corp.
144A,9.75%, 7/15/27
3,959,000 3,929,751
144A,6.00%, 6/1/29(a)
3,580,000 3,058,923
Allied Universal Holdco LLC
/ Allied Universal Finance
Corp. / Atlas Luxco 4
SARL,144A,4.625%, 6/1/28
4,565,000 4,125,735
APX Group, Inc.
144A,6.75%, 2/15/27
2,221,000 2,214,515
144A,5.75%, 7/15/29
2,961,000 2,813,910
Avis Budget Car Rental LLC /
Avis Budget Finance, Inc.
144A,5.75%, 7/15/27
1,396,000 1,341,449
144A,4.75%, 4/1/28(a)
1,850,000 1,683,568
144A,5.375%, 3/1/29(a)
2,226,000 2,033,126
144A,8.00%, 2/15/31(a)
1,865,000 1,841,934
Block, Inc.
2.75%, 6/1/26
3,701,000 3,488,179
3.50%, 6/1/31
3,713,000 3,183,205
144A,6.50%, 5/15/32
7,300,000 7,376,956
Brink's Co.
144A,5.50%, 7/15/25
1,342,000 1,338,133
144A,4.625%, 10/15/27
2,240,000 2,140,400
Garda World Security Corp.
144A,4.625%, 2/15/27
2,126,000 2,021,628
144A,9.50%, 11/1/27
2,237,000 2,240,604
144A,7.75%, 2/15/28
1,484,000 1,508,115
144A,6.00%, 6/1/29
1,770,000 1,593,674
GEO Group, Inc.
144A,8.625%, 4/15/29
2,424,000 2,496,770
144A,10.25%, 4/15/31
2,221,000 2,338,795
Principal
Amount $ Value $
Herc Holdings, Inc.,144A,5.50%,
7/15/27
4,441,000 4,339,169
Hertz Corp.
144A,4.625%, 12/1/26(a)
1,780,000 1,383,726
144A,5.00%, 12/1/29(a)
3,701,000 2,448,803
MPH Acquisition Holdings LLC
144A,5.50%, 9/1/28
3,816,000 2,841,909
144A,5.75%, 11/1/28
3,595,000 2,142,178
Prime Security Services
Borrower LLC / Prime
Finance, Inc.
144A,5.75%, 4/15/26
5,009,000 4,976,883
144A,3.375%, 8/31/27
3,701,000 3,398,859
144A,6.25%, 1/15/28
4,661,500 4,579,840
Sabre GLBL, Inc.
144A,8.625%, 6/1/27
3,342,000 3,079,276
144A,11.25%, 12/15/27(a)
2,070,000 2,013,417
Service Corp. International
4.625%, 12/15/27
2,052,000 1,961,909
5.125%, 6/1/29
2,776,000 2,674,907
3.375%, 8/15/30
3,046,000 2,613,455
4.00%, 5/15/31
2,963,000 2,591,141
Sotheby's,144A,7.375%, 10/15/27
2,841,000 2,475,583
United Rentals North America,
Inc.
5.50%, 5/15/27
1,850,000 1,833,270
3.875%, 11/15/27
2,785,000 2,620,031
4.875%, 1/15/28
6,129,000 5,905,515
5.25%, 1/15/30
2,785,000 2,676,068
4.00%, 7/15/30
2,785,000 2,498,546
3.875%, 2/15/31
3,884,000 3,420,747
3.75%, 1/15/32
2,776,000 2,375,639
144A,6.125%, 3/15/34
4,084,000 4,011,715
Wand NewCo 3,
Inc.,144A,7.625%, 1/30/32
4,541,000 4,656,995
Williams Scotsman, Inc.
144A,6.125%, 6/15/25
1,955,000 1,950,753
144A,4.625%, 8/15/28
1,765,000 1,651,599
144A,7.375%, 10/1/31
1,865,000 1,916,414
(Cost $155,621,972)
144,214,892
Cosmetics/Personal Care
— 0.3%
Coty, Inc.,144A,5.00%, 4/15/26
2,414,000 2,379,701
Coty, Inc./HFC Prestige
Products, Inc./HFC
Prestige International US
LLC,144A,6.625%, 7/15/30
2,785,000 2,806,887
Edgewell Personal Care Co.
144A,5.50%, 6/1/28
2,776,000 2,700,976
144A,4.125%, 4/1/29
1,857,000 1,692,356
(Cost $9,935,454)
9,579,920

DBX ETF Trust | 9
Schedule of Investments
Xtrackers USD High Yield Corporate Bond ETF
(Continued)
May 31, 2024 (Unaudited)
Principal
Amount $ Value $
Food — 2.4%
Albertsons Cos., Inc. / Safeway,
Inc. / New Albertsons LP /
Albertsons LLC
144A,3.25%, 3/15/26
2,776,000 2,645,925
144A,7.50%, 3/15/26
2,123,000 2,156,042
144A,4.625%, 1/15/27
4,813,000 4,642,235
144A,5.875%, 2/15/28
2,776,000 2,730,183
144A,6.50%, 2/15/28(a)
2,776,000 2,798,202
144A,3.50%, 3/15/29
5,011,000 4,473,560
144A,4.875%, 2/15/30
3,701,000 3,464,779
B&G Foods, Inc.
5.25%, 9/15/27(a)
2,036,000 1,870,436
144A,8.00%, 9/15/28
2,049,000 2,082,126
Lamb Weston Holdings, Inc.
144A,4.875%, 5/15/28
1,715,000 1,658,546
144A,4.125%, 1/31/30
3,590,000 3,231,011
144A,4.375%, 1/31/32
2,591,000 2,290,320
Performance Food Group, Inc.
144A,5.50%, 10/15/27
3,936,000 3,839,590
144A,4.25%, 8/1/29
3,701,000 3,365,616
Pilgrim's Pride Corp.
3.50%, 3/1/32
3,292,000 2,767,091
6.25%, 7/1/33
3,672,000 3,715,084
6.875%, 5/15/34
1,857,000 1,963,135
Post Holdings, Inc.
144A,5.625%, 1/15/28
3,487,000 3,409,956
144A,5.50%, 12/15/29
4,583,000 4,368,131
144A,4.625%, 4/15/30
5,143,000 4,673,405
144A,4.50%, 9/15/31
3,429,000 3,037,891
144A,6.25%, 2/15/32
3,701,000 3,683,677
Sigma Holdco BV,144A,7.875%,
5/15/26
1,730,000 1,684,207
US Foods, Inc.
144A,6.875%, 9/15/28
1,715,000 1,747,150
144A,4.75%, 2/15/29
3,331,000 3,129,612
144A,4.625%, 6/1/30
1,857,000 1,706,500
144A,7.25%, 1/15/32
1,857,000 1,918,855
(Cost $83,537,787)
79,053,265
Healthcare-Products — 1.5%
Avantor Funding, Inc.
144A,4.625%, 7/15/28
5,737,000 5,403,567
144A,3.875%, 11/1/29
2,970,000 2,664,491
Bausch + Lomb
Corp.,144A,8.375%, 10/1/28
5,198,000 5,295,463
Hologic, Inc.
144A,4.625%, 2/1/28
1,484,000 1,426,220
144A,3.25%, 2/15/29
3,527,000 3,151,892
Medline Borrower LP
144A,3.875%, 4/1/29
16,504,000 15,035,669
Principal
Amount $ Value $
144A,5.25%, 10/1/29
9,252,000 8,728,812
Medline Borrower LP/Medline
Co.-Issuer, Inc.,144A,6.25%,
4/1/29
3,701,000 3,706,374
Teleflex, Inc.
4.625%, 11/15/27
1,855,000 1,777,708
144A,4.25%, 6/1/28
1,850,000 1,730,421
(Cost $49,701,166)
48,920,617
Healthcare-Services — 5.0%
Catalent Pharma Solutions, Inc.
144A,5.00%, 7/15/27
2,102,000 2,062,443
144A,3.125%, 2/15/29
1,903,000 1,817,122
144A,3.50%, 4/1/30
2,129,000 2,025,563
Charles River Laboratories
International, Inc.
144A,4.25%, 5/1/28
1,865,000 1,751,196
144A,3.75%, 3/15/29
1,850,000 1,675,243
144A,4.00%, 3/15/31
1,765,000 1,552,862
CHS/Community Health
Systems, Inc.
144A,8.00%, 3/15/26
3,871,000 3,880,329
144A,5.625%, 3/15/27
6,990,000 6,626,214
144A,8.00%, 12/15/27
2,417,000 2,419,975
144A,6.875%, 4/1/28
2,722,000 1,976,526
144A,6.00%, 1/15/29
2,401,000 2,152,222
144A,6.875%, 4/15/29
4,701,000 3,683,717
144A,6.125%, 4/1/30(a)
4,543,000 3,243,884
144A,5.25%, 5/15/30
5,680,000 4,719,552
144A,4.75%, 2/15/31
3,927,000 3,103,782
144A,10.875%, 1/15/32(a)
3,701,000 3,828,662
DaVita, Inc.
144A,4.625%, 6/1/30
10,028,000 8,990,878
144A,3.75%, 2/15/31
5,570,000 4,678,341
Encompass Health Corp.
4.50%, 2/1/28
2,961,000 2,799,743
4.75%, 2/1/30
2,961,000 2,742,807
4.625%, 4/1/31
1,480,000 1,338,919
IQVIA, Inc.
144A,5.00%, 10/15/26
3,895,000 3,811,055
144A,5.00%, 5/15/27
4,084,000 3,970,407
144A,6.50%, 5/15/30
1,857,000 1,877,119
Legacy LifePoint Health
LLC,144A,4.375%, 2/15/27
2,238,000 2,115,291
LifePoint Health, Inc.
144A,5.375%, 1/15/29(a)
1,850,000 1,563,426
144A,9.875%, 8/15/30
2,961,000 3,171,926
144A,11.00%, 10/15/30
4,041,000 4,456,800
144A,10.00%, 6/1/32
2,800,000 2,813,660
ModivCare, Inc.,144A,5.875%,
11/15/25
1,765,000 1,756,536

10 | DBX ETF Trust
Schedule of Investments
Xtrackers USD High Yield Corporate Bond ETF
(Continued)
May 31, 2024 (Unaudited)
Principal
Amount $ Value $
Molina Healthcare, Inc.
144A,4.375%, 6/15/28
2,984,000 2,778,903
144A,3.875%, 11/15/30
2,424,000 2,115,590
144A,3.875%, 5/15/32
2,732,000 2,314,093
Radiology Partners, Inc.
(a),144A,4.275% Cash 3.50%
PIK, 1/31/29
2,563,000 2,364,368
RegionalCare Hospital Partners
Holdings, Inc. / LifePoint
Health, Inc.(a),144A,9.75%,
12/1/26
4,716,000 4,725,979
Select Medical
Corp.,144A,6.25%, 8/15/26
4,534,000 4,538,525
Star Parent, Inc.,144A,9.00%,
10/1/30
3,701,000 3,863,816
Tenet Healthcare Corp.
6.25%, 2/1/27
5,551,000 5,563,781
5.125%, 11/1/27
5,570,000 5,431,786
4.625%, 6/15/28
2,238,000 2,129,046
6.125%, 10/1/28
9,161,000 9,082,522
4.25%, 6/1/29
5,181,000 4,796,973
4.375%, 1/15/30
5,384,000 4,955,423
6.125%, 6/15/30
7,402,000 7,345,824
144A,6.75%, 5/15/31
4,763,000 4,812,573
US Acute Care Solutions
LLC,144A,9.75%, 5/15/29
2,950,000 2,847,781
(Cost $173,526,137)
162,273,183
Household Products/Wares
— 0.1%
Central Garden & Pet Co.
4.125%, 10/15/30
1,939,000 1,718,627
144A,4.125%, 4/30/31
1,369,000 1,198,453
Spectrum Brands, Inc.
(a),144A,3.875%, 3/15/31
1,451,000 1,336,820
(Cost $4,682,365)
4,253,900
Pharmaceuticals — 2.9%
AdaptHealth LLC
144A,4.625%, 8/1/29
1,865,000 1,598,892
144A,5.125%, 3/1/30(a)
2,178,000 1,904,223
Bausch Health Americas, Inc.
144A,9.25%, 4/1/26
2,180,000 2,033,341
144A,8.50%, 1/31/27(a)
2,297,000 1,666,301
Bausch Health Cos., Inc.
144A,5.50%, 11/1/25
6,214,000 5,866,296
144A,9.00%, 12/15/25
1,853,000 1,767,743
144A,6.125%, 2/1/27
3,701,000 3,076,882
144A,5.75%, 8/15/27
1,857,000 1,468,971
144A,5.00%, 1/30/28
1,589,000 902,242
144A,4.875%, 6/1/28
5,941,000 4,358,139
144A,11.00%, 9/30/28
6,465,000 5,656,875
144A,5.00%, 2/15/29
1,673,000 870,838
144A,6.25%, 2/15/29
3,038,000 1,629,127
Principal
Amount $ Value $
144A,5.25%, 1/30/30
2,882,000 1,473,610
144A,5.25%, 2/15/31
1,716,000 864,667
Cheplapharm Arzneimittel
GmbH,144A,5.50%, 1/15/28
1,865,000 1,741,164
Grifols SA(a),144A,4.75%,
10/15/28
2,609,000 2,272,330
HLF Financing Sarl LLC /
Herbalife International,
Inc,144A,12.25%, 4/15/29
2,961,000 2,915,855
HLF Financing Sarl LLC /
Herbalife International,
Inc.,144A,4.875%, 6/1/29
2,238,000 1,457,462
Jazz Securities
DAC,144A,4.375%, 1/15/29
5,570,000 5,129,902
Organon & Co. / Organon
Foreign Debt Co.-Issuer BV
144A,4.125%, 4/30/28
7,772,000 7,184,885
144A,5.125%, 4/30/31
7,402,000 6,547,381
144A,6.75%, 5/15/34
1,800,000 1,795,780
144A,7.875%, 5/15/34
1,800,000 1,831,560
Owens & Minor, Inc.
144A,4.50%, 3/31/29(a)
1,742,000 1,539,173
144A,6.625%, 4/1/30(a)
2,050,000 1,953,718
Perrigo Finance Unlimited Co.
4.375%, 3/15/26
2,491,000 2,406,528
4.65%, 6/15/30
2,776,000 2,553,582
Prestige Brands, Inc.
144A,5.125%, 1/15/28
1,403,000 1,353,006
144A,3.75%, 4/1/31
2,228,000 1,912,083
Teva Pharmaceutical Finance
Netherlands III BV
3.15%, 10/1/26
12,501,000 11,704,514
6.75%, 3/1/28(a)
4,640,000 4,737,032
(Cost $109,312,673)
94,174,102
Diversified — 0.1%
Holding Companies-Diversified
— 0.1%
Benteler International
AG,144A,10.50%, 5/15/28
(Cost $1,945,292)
1,857,000 2,001,254
Energy — 11.6%
Energy-Alternate Sources
— 0.0%
Sunnova Energy Corp.
(a),144A,11.75%, 10/1/28
(Cost $1,277,965)
1,484,000 1,020,755
Oil & Gas — 5.4%
Antero Resources Corp.
144A,7.625%, 2/1/29
1,512,000 1,558,606
144A,5.375%, 3/1/30
2,238,000 2,143,433

DBX ETF Trust | 11
Schedule of Investments
Xtrackers USD High Yield Corporate Bond ETF
(Continued)
May 31, 2024 (Unaudited)
Principal
Amount $ Value $
Ascent Resources Utica
Holdings LLC / ARU Finance
Corp.
144A,7.00%, 11/1/26
2,217,000 2,218,182
144A,8.25%, 12/31/28
1,903,000 1,947,759
144A,5.875%, 6/30/29
1,396,000 1,344,912
Baytex Energy Corp.
144A,8.50%, 4/30/30
2,961,000 3,090,107
144A,7.375%, 3/15/32
2,135,000 2,161,414
California Resources
Corp.,144A,7.125%, 2/1/26
2,000,000 2,011,376
Chesapeake Energy Corp.
144A,5.50%, 2/1/26
1,854,000 1,834,770
144A,5.875%, 2/1/29
1,865,000 1,835,342
144A,6.75%, 4/15/29
3,516,000 3,527,670
Civitas Resources, Inc.
144A,5.00%, 10/15/26
1,492,000 1,453,587
144A,8.375%, 7/1/28
4,862,000 5,108,683
144A,8.625%, 11/1/30
3,701,000 3,961,262
144A,8.75%, 7/1/31
4,996,000 5,340,045
CNX Resources Corp.
144A,6.00%, 1/15/29
1,857,000 1,813,492
144A,7.375%, 1/15/31(a)
1,857,000 1,895,967
144A,7.25%, 3/1/32
1,443,000 1,464,000
Comstock Resources, Inc.
144A,6.75%, 3/1/29
4,394,000 4,253,679
144A,6.75%, 3/1/29
1,479,000 1,412,478
144A,5.875%, 1/15/30
3,583,000 3,305,698
Crescent Energy Finance LLC
144A,9.25%, 2/15/28
3,693,000 3,912,183
144A,7.625%, 4/1/32
2,591,000 2,642,365
CrownRock LP / CrownRock
Finance, Inc.,144A,5.625%,
10/15/25
3,196,000 3,189,940
CVR Energy, Inc.
144A,5.75%, 2/15/28
1,516,000 1,400,442
144A,8.50%, 1/15/29
2,204,000 2,215,187
Encino Acquisition Partners
Holdings LLC
144A,8.50%, 5/1/28
2,550,000 2,608,905
144A,8.75%, 5/1/31
1,808,000 1,871,267
Energean PLC,144A,6.50%,
4/30/27
1,665,000 1,574,847
Kosmos Energy Ltd.
144A,7.125%, 4/4/26
2,450,000 2,412,108
144A,7.75%, 5/1/27(a)
1,414,000 1,380,462
144A,7.50%, 3/1/28
1,651,000 1,573,128
Leviathan Bond Ltd.
144A,REGS, 6.125%, 6/30/25
2,096,429 2,059,167
144A,REGS, 6.50%, 6/30/27
2,221,289 2,119,823
144A,REGS, 6.75%, 6/30/30
2,043,059 1,866,845
Principal
Amount $ Value $
Matador Resources Co.
144A,6.875%, 4/15/28
1,857,000 1,875,202
144A,6.50%, 4/15/32
3,338,000 3,333,581
Medco Maple Tree Pte
Ltd.,144A,8.96%, 4/27/29
1,857,000 1,925,282
Murphy Oil Corp.,5.875%,
12/1/27
1,446,000 1,453,798
Northern Oil & Gas, Inc.
144A,8.125%, 3/1/28
2,610,000 2,655,597
144A,8.75%, 6/15/31
1,865,000 1,956,368
Parkland Corp.
144A,5.875%, 7/15/27
1,850,000 1,820,933
144A,4.50%, 10/1/29
3,029,000 2,757,490
144A,4.625%, 5/1/30
2,822,000 2,566,936
PBF Holding Co. LLC / PBF
Finance Corp.
6.00%, 2/15/28
3,059,000 2,991,303
144A,7.875%, 9/15/30
1,816,000 1,867,045
Permian Resources Operating
LLC
144A,8.00%, 4/15/27
1,842,000 1,891,472
144A,5.875%, 7/1/29
2,591,000 2,541,017
144A,9.875%, 7/15/31
1,865,000 2,064,803
144A,7.00%, 1/15/32
3,701,000 3,783,440
Puma International Financing
SA,144A,7.75%, 4/25/29
1,800,000 1,830,204
Range Resources Corp.
8.25%, 1/15/29
2,186,000 2,277,414
144A,4.75%, 2/15/30
1,865,000 1,734,215
Rockcliff Energy II
LLC,144A,5.50%, 10/15/29
2,591,000 2,408,877
SM Energy Co.
6.75%, 9/15/26
1,552,000 1,550,667
6.625%, 1/15/27
1,543,000 1,535,071
6.50%, 7/15/28
1,480,000 1,476,270
Southwestern Energy Co.
5.375%, 2/1/29
2,374,000 2,284,958
5.375%, 3/15/30
4,441,000 4,274,823
4.75%, 2/1/32
4,256,000 3,860,303
Sunoco LP
144A,7.00%, 5/1/29
2,750,000 2,810,268
144A,7.25%, 5/1/32
2,700,000 2,766,120
Sunoco LP / Sunoco Finance
Corp.
6.00%, 4/15/27
2,171,000 2,153,542
144A,7.00%, 9/15/28
1,865,000 1,899,627
4.50%, 5/15/29
2,961,000 2,719,868
4.50%, 4/30/30
2,959,000 2,673,113
Talos Production, Inc.
144A,9.00%, 2/1/29
2,313,000 2,428,458
144A,9.375%, 2/1/31
2,313,000 2,449,732

12 | DBX ETF Trust
Schedule of Investments
Xtrackers USD High Yield Corporate Bond ETF
(Continued)
May 31, 2024 (Unaudited)
Principal
Amount $ Value $
Transocean, Inc.
144A,8.00%, 2/1/27
1,700,000 1,708,083
144A,8.25%, 5/15/29
3,342,000 3,344,158
144A,8.50%, 5/15/31
3,338,000 3,336,919
Vital Energy, Inc.,144A,7.875%,
4/15/32
3,701,000 3,760,349
(Cost $178,632,639)
175,276,437
Oil & Gas Services — 0.6%
Archrock Partners LP / Archrock
Partners Finance Corp.
144A,6.875%, 4/1/27
1,850,000 1,858,572
144A,6.25%, 4/1/28
2,961,000 2,928,685
USA Compression Partners LP
/ USA Compression Finance
Corp.
6.875%, 9/1/27
2,776,000 2,777,887
144A,7.125%, 3/15/29
3,713,000 3,720,248
Viridien(a),144A,8.75%, 4/1/27
1,865,000 1,787,838
Weatherford International
Ltd.,144A,8.625%, 4/30/30
5,922,000 6,127,448
(Cost $19,517,379)
19,200,678
Pipelines — 5.6%
Antero Midstream Partners LP
/ Antero Midstream Finance
Corp.
144A,5.75%, 3/1/27
2,424,000 2,397,924
144A,5.75%, 1/15/28
2,424,000 2,373,072
144A,5.375%, 6/15/29
2,776,000 2,662,581
144A,6.625%, 2/1/32
2,088,000 2,092,009
Buckeye Partners LP
3.95%, 12/1/26
2,228,000 2,120,664
4.125%, 12/1/27
1,473,000 1,367,186
144A,4.50%, 3/1/28
1,850,000 1,730,392
CQP Holdco LP / BIP-V Chinook
Holdco LLC
144A,5.50%, 6/15/31
5,198,000 4,874,407
144A,7.50%, 12/15/33
1,850,000 1,902,253
Delek Logistics Partners LP
/ Delek Logistics Finance
Corp.,144A,8.625%, 3/15/29
3,142,000 3,215,242
DT Midstream, Inc.
144A,4.125%, 6/15/29
3,934,000 3,600,560
144A,4.375%, 6/15/31
3,701,000 3,326,692
EQM Midstream Partners LP
144A,6.00%, 7/1/25
1,398,000 1,398,063
4.125%, 12/1/26
1,850,000 1,778,801
144A,7.50%, 6/1/27
1,865,000 1,906,658
144A,6.50%, 7/1/27
3,331,000 3,361,086
5.50%, 7/15/28
3,006,000 2,949,590
144A,4.50%, 1/15/29
2,961,000 2,761,612
144A,6.375%, 4/1/29
2,238,000 2,235,410
144A,7.50%, 6/1/30
1,865,000 1,971,025
Principal
Amount $ Value $
144A,4.75%, 1/15/31
4,071,000 3,740,981
Genesis Energy LP / Genesis
Energy Finance Corp.
8.00%, 1/15/27
3,632,000 3,703,714
7.75%, 2/1/28
2,514,000 2,526,899
8.25%, 1/15/29
2,228,000 2,284,400
8.875%, 4/15/30
1,865,000 1,950,533
7.875%, 5/15/32
2,528,000 2,534,778
Global Partners LP / GLP
Finance Corp.
7.00%, 8/1/27
1,473,000 1,479,369
144A,8.25%, 1/15/32
1,678,000 1,727,639
Harvest Midstream I LP
144A,7.50%, 9/1/28
3,000,000 3,046,552
144A,7.50%, 5/15/32
1,800,000 1,825,833
Hess Midstream Operations LP
144A,5.625%, 2/15/26
2,949,000 2,932,238
144A,5.125%, 6/15/28
2,036,000 1,962,831
144A,6.50%, 6/1/29
2,200,000 2,226,213
144A,4.25%, 2/15/30
2,776,000 2,525,239
144A,5.50%, 10/15/30
1,449,000 1,391,788
ITT Holdings LLC,144A,6.50%,
8/1/29
4,530,000 4,150,733
New Fortress Energy, Inc.
144A,6.75%, 9/15/25
3,238,000 3,201,880
144A,6.50%, 9/30/26
5,419,000 5,104,567
144A,8.75%, 3/15/29(a)
2,776,000 2,666,557
NGL Energy Operating LLC /
NGL Energy Finance Corp.
144A,8.125%, 2/15/29
3,331,000 3,393,298
144A,8.375%, 2/15/32
4,677,000 4,766,443
NuStar Logistics LP
5.75%, 10/1/25
2,228,000 2,215,928
6.00%, 6/1/26
1,865,000 1,848,450
5.625%, 4/28/27
2,036,000 2,006,637
6.375%, 10/1/30
2,228,000 2,222,694
Rockies Express Pipeline
LLC,144A,4.95%, 7/15/29
2,042,000 1,892,859
Tallgrass Energy Partners LP
/ Tallgrass Energy Finance
Corp.
144A,6.00%, 3/1/27
1,568,000 1,536,364
144A,5.50%, 1/15/28
2,776,000 2,649,777
144A,7.375%, 2/15/29
2,961,000 2,971,145
144A,6.00%, 12/31/30
2,684,000 2,531,632
144A,6.00%, 9/1/31
1,708,000 1,601,082
Venture Global Calcasieu Pass
LLC
144A,3.875%, 8/15/29
4,641,000 4,183,191
144A,6.25%, 1/15/30
3,701,000 3,712,473
144A,4.125%, 8/15/31
4,541,000 4,013,357
144A,3.875%, 11/1/33
4,606,000 3,866,513

DBX ETF Trust | 13
Schedule of Investments
Xtrackers USD High Yield Corporate Bond ETF
(Continued)
May 31, 2024 (Unaudited)
Principal
Amount $ Value $
Venture Global LNG, Inc.
144A,8.125%, 6/1/28
8,327,000 8,516,019
144A,9.50%, 2/1/29
10,903,000 11,831,347
144A,8.375%, 6/1/31
8,327,000 8,592,792
144A,9.875%, 2/1/32
7,402,000 7,941,755
(Cost $189,367,541)
183,301,727
Financial — 12.2%
Banks — 0.3%
Freedom Mortgage Corp.
144A,7.625%, 5/1/26
1,860,000 1,849,645
144A,6.625%, 1/15/27
1,980,000 1,913,982
144A,12.00%, 10/1/28
2,894,000 3,129,731
144A,12.25%, 10/1/30
1,815,000 1,991,127
(Cost $8,651,808)
8,884,485
Diversified Financial Services
— 4.5%
AG Issuer LLC,144A,6.25%,
3/1/28
1,865,000 1,821,103
AG TTMT Escrow Issuer
LLC,144A,8.625%, 9/30/27
1,865,000 1,939,697
Bread Financial Holdings,
Inc.,144A,9.75%, 3/15/29
3,338,000 3,499,156
Burford Capital Global Finance
LLC,144A,9.25%, 7/1/31
2,498,000 2,624,986
Coinbase Global, Inc.
144A,3.375%, 10/1/28
3,701,000 3,166,539
144A,3.625%, 10/1/31
2,650,000 2,109,720
Credit Acceptance
Corp.,144A,9.25%, 12/15/28
2,221,000 2,347,546
Encore Capital Group, Inc.
144A,9.25%, 4/1/29
1,865,000 1,943,226
144A,8.50%, 5/15/30
1,825,000 1,828,711
Enova International,
Inc.,144A,11.25%, 12/15/28
1,483,000 1,591,774
goeasy Ltd.
144A,9.25%, 12/1/28
2,036,000 2,157,458
144A,7.625%, 7/1/29
1,485,000 1,510,919
Jane Street Group / JSG
Finance, Inc.
144A,4.50%, 11/15/29
2,228,000 2,067,120
144A,7.125%, 4/30/31
5,198,000 5,295,379
Jefferies Finance LLC / JFIN
Co.-Issuer Corp.,144A,5.00%,
8/15/28
3,675,000 3,381,842
LD Holdings Group LLC
144A,6.50%, 11/1/25
1,897,000 1,827,703
144A,6.125%, 4/1/28
2,233,000 1,555,702
Macquarie Airfinance Holdings
Ltd.
144A,8.375%, 5/1/28
1,865,000 1,962,868
144A,6.40%, 3/26/29
1,800,000 1,820,477
144A,8.125%, 3/30/29
1,850,000 1,949,508
Principal
Amount $ Value $
144A,6.50%, 3/26/31
1,850,000 1,880,236
Nationstar Mortgage Holdings,
Inc.
144A,5.00%, 2/1/26
1,865,000 1,831,240
144A,6.00%, 1/15/27
2,188,000 2,159,569
144A,5.50%, 8/15/28
3,146,000 3,004,789
144A,5.125%, 12/15/30
2,414,000 2,192,700
144A,5.75%, 11/15/31
2,228,000 2,061,640
144A,7.125%, 2/1/32
3,551,000 3,536,707
Navient Corp.
6.75%, 6/25/25
1,560,000 1,562,955
6.75%, 6/15/26
1,857,000 1,854,905
5.00%, 3/15/27(a)
2,591,000 2,460,940
4.875%, 3/15/28(a)
1,850,000 1,696,110
5.50%, 3/15/29(a)
2,785,000 2,530,082
9.375%, 7/25/30
1,850,000 1,935,820
11.50%, 3/15/31
1,865,000 2,049,430
OneMain Finance Corp.
7.125%, 3/15/26
5,710,000 5,797,387
3.50%, 1/15/27
2,776,000 2,569,356
6.625%, 1/15/28
2,778,000 2,761,841
3.875%, 9/15/28
2,220,000 1,976,561
9.00%, 1/15/29
3,331,000 3,499,125
5.375%, 11/15/29
2,740,000 2,550,473
7.875%, 3/15/30
2,591,000 2,641,851
4.00%, 9/15/30
3,126,000 2,659,744
7.50%, 5/15/31
2,750,000 2,753,213
Osaic Holdings,
Inc.,144A,10.75%, 8/1/27
1,171,000 1,212,126
PennyMac Financial Services,
Inc.
144A,5.375%, 10/15/25
2,371,000 2,351,685
144A,4.25%, 2/15/29
2,414,000 2,165,003
144A,7.875%, 12/15/29
2,782,000 2,850,707
144A,7.125%, 11/15/30
2,338,000 2,310,045
144A,5.75%, 9/15/31(a)
1,865,000 1,716,799
PRA Group, Inc.
144A,8.375%, 2/1/28
1,492,000 1,483,879
144A,8.875%, 1/31/30
1,450,000 1,435,536
Rocket Mortgage LLC / Rocket
Mortgage Co.-Issuer, Inc.
144A,2.875%, 10/15/26(a)
4,139,000 3,853,363
144A,3.625%, 3/1/29
2,797,000 2,503,450
144A,3.875%, 3/1/31
4,582,000 3,964,448
144A,4.00%, 10/15/33
3,170,000 2,634,166
SLM Corp.
4.20%, 10/29/25
1,865,000 1,817,391
3.125%, 11/2/26
1,865,000 1,729,605
Synchrony Financial,7.25%,
2/2/33
2,776,000 2,786,713

14 | DBX ETF Trust
Schedule of Investments
Xtrackers USD High Yield Corporate Bond ETF
(Continued)
May 31, 2024 (Unaudited)
Principal
Amount $ Value $
United Wholesale Mortgage LLC
144A,5.50%, 11/15/25
2,961,000 2,936,285
144A,5.75%, 6/15/27
1,865,000 1,805,747
144A,5.50%, 4/15/29
2,591,000 2,435,268
(Cost $152,722,806)
146,360,324
Insurance — 1.9%
Acrisure LLC / Acrisure Finance,
Inc.
144A,10.125%, 8/1/26
1,439,000 1,484,005
144A,4.25%, 2/15/29(a)
2,591,000 2,359,816
144A,6.00%, 8/1/29(a)
1,865,000 1,701,831
Alliant Holdings Intermediate
LLC / Alliant Holdings
Co-Issuer
144A,4.25%, 10/15/27
2,776,000 2,598,169
144A,6.75%, 10/15/27
4,959,000 4,864,981
144A,6.75%, 4/15/28
4,641,000 4,653,025
144A,5.875%, 11/1/29
1,682,000 1,566,510
144A,7.00%, 1/15/31
5,214,000 5,231,044
AmWINS Group,
Inc.,144A,6.375%, 2/15/29
2,776,000 2,770,934
AssuredPartners, Inc.
144A,5.625%, 1/15/29
1,951,000 1,817,334
144A,7.50%, 2/15/32
1,865,000 1,855,539
FWD Group Holdings
Ltd.,144A,8.40%, 4/5/29
3,341,000 3,413,500
Howden UK Refinance PLC
/ Howden UK Refinance 2
PLC / Howden US Refinance
LLC,144A,7.25%, 2/15/31
3,701,000 3,676,707
HUB International Ltd.
144A,5.625%, 12/1/29(a)
2,051,000 1,905,079
144A,7.25%, 6/15/30
11,916,000 12,115,342
144A,7.375%, 1/31/32
7,032,000 7,061,355
USI, Inc.(a),144A,7.50%, 1/15/32
2,302,000 2,313,478
(Cost $62,206,117)
61,388,649
Investment Companies — 0.1%
Icahn Enterprises LP / Icahn
Enterprises Finance
Corp.,144A,9.75%, 1/15/29
(Cost $2,671,605)
2,591,000 2,661,378
Real Estate — 0.6%
Anywhere Real Estate Group
LLC / Anywhere Co.-Issuer
Corp.,144A,7.00%, 4/15/30
2,398,197 2,084,878
Anywhere Real Estate Group
LLC / Realogy Co-Issuer Corp
144A,5.75%, 1/15/29(a)
2,178,000 1,496,608
144A,5.25%, 4/15/30
1,576,000 1,030,225
Principal
Amount $ Value $
Cushman & Wakefield US
Borrower LLC
144A,6.75%, 5/15/28(a)
2,414,000 2,401,996
144A,8.875%, 9/1/31
1,482,000 1,559,203
Howard Hughes Corp.
144A,5.375%, 8/1/28
2,785,000 2,639,296
144A,4.125%, 2/1/29
2,424,000 2,155,929
144A,4.375%, 2/1/31
2,406,000 2,054,598
Kennedy-Wilson, Inc.
4.75%, 3/1/29
2,228,000 1,896,514
4.75%, 2/1/30
2,098,000 1,721,789
5.00%, 3/1/31
2,238,000 1,782,427
(Cost $23,813,885)
20,823,463
Real Estate Investment Trusts
— 4.4%
Apollo Commercial Real Estate
Finance, Inc.,144A,4.625%,
6/15/29
1,850,000 1,547,620
Brandywine Operating
Partnership LP
3.95%, 11/15/27
1,665,000 1,499,723
8.875%, 4/12/29
1,485,000 1,538,364
Brookfield Property REIT, Inc.
/ BPR Cumulus LLC / BPR
Nimbus LLC / GGSI Sellco LL
144A,5.75%, 5/15/26
3,511,000 3,448,974
144A,4.50%, 4/1/27
2,686,000 2,493,022
Diversified Healthcare Trust
9.75%, 6/15/25
1,665,000 1,667,445
4.75%, 2/15/28
1,865,000 1,536,428
4.375%, 3/1/31
1,865,000 1,349,549
Global Net Lease, Inc. /
Global Net Lease Operating
Partnership LP,144A,3.75%,
12/15/27
1,850,000 1,610,394
Hudson Pacific Properties LP
3.95%, 11/1/27
1,342,000 1,152,452
4.65%, 4/1/29(a)
1,850,000 1,448,195
3.25%, 1/15/30(a)
1,498,000 1,048,239
Iron Mountain, Inc.
144A,4.875%, 9/15/27
3,674,000 3,546,497
144A,5.25%, 3/15/28
3,053,000 2,941,355
144A,5.00%, 7/15/28
1,865,000 1,771,225
144A,7.00%, 2/15/29
3,701,000 3,753,689
144A,4.875%, 9/15/29
3,701,000 3,432,796
144A,5.25%, 7/15/30
4,677,000 4,376,617
144A,4.50%, 2/15/31
4,071,000 3,626,655
144A,5.625%, 7/15/32
2,228,000 2,080,793
Ladder Capital Finance Holdings
LLLP / Ladder Capital Finance
Corp.
144A,4.25%, 2/1/27
2,282,000 2,141,440

DBX ETF Trust | 15
Schedule of Investments
Xtrackers USD High Yield Corporate Bond ETF
(Continued)
May 31, 2024 (Unaudited)
Principal
Amount $ Value $
144A,4.75%, 6/15/29
2,364,000 2,138,889
MPT Operating Partnership LP /
MPT Finance Corp.
5.25%, 8/1/26(a)
1,817,000 1,651,470
5.00%, 10/15/27(a)
5,128,000 4,207,934
4.625%, 8/1/29(a)
3,342,000 2,436,035
3.50%, 3/15/31
4,776,000 3,104,365
Necessity Retail REIT Inc/The /
American Finance Operating
Partner LP,144A,4.50%,
9/30/28
1,865,000 1,617,252
Office Properties Income
Trust,3.45%, 10/15/31
1,460,000 597,093
Park Intermediate Holdings LLC
/ PK Domestic Property LLC /
PK Finance Co.-Issuer
144A,7.50%, 6/1/25
60,000 60,000
144A,5.875%, 10/1/28
2,763,000 2,709,577
144A,4.875%, 5/15/29
2,848,000 2,650,440
144A,7.00%, 2/1/30
1,800,000 1,812,857
RHP Hotel Properties LP / RHP
Finance Corp.
4.75%, 10/15/27
2,597,500 2,492,639
144A,7.25%, 7/15/28
1,485,000 1,518,041
144A,4.50%, 2/15/29
2,226,000 2,068,986
144A,6.50%, 4/1/32
3,699,000 3,678,782
Rithm Capital Corp.,144A,8.00%,
4/1/29
2,868,000 2,793,372
RLJ Lodging Trust LP
144A,3.75%, 7/1/26
1,865,000 1,762,907
144A,4.00%, 9/15/29
1,857,000 1,625,676
SBA Communications Corp.
3.875%, 2/15/27
5,336,000 5,054,274
3.125%, 2/1/29
5,570,000 4,904,856
Service Properties Trust
7.50%, 9/15/25
2,778,000 2,826,432
4.75%, 10/1/26
1,665,000 1,558,222
4.95%, 2/15/27
1,480,000 1,351,559
5.50%, 12/15/27
1,665,000 1,530,945
3.95%, 1/15/28
1,577,000 1,310,390
4.95%, 10/1/29
1,525,000 1,184,855
4.375%, 2/15/30
1,484,000 1,077,660
144A,8.625%, 11/15/31
3,701,000 3,877,863
Starwood Property Trust, Inc.
144A,3.625%, 7/15/26
1,492,000 1,386,089
144A,4.375%, 1/15/27
1,865,000 1,749,184
144A,7.25%, 4/1/29
2,088,000 2,079,138
Uniti Group LP / Uniti Fiber
Holdings, Inc. / CSL Capital
LLC,144A,6.00%, 1/15/30
2,591,000 1,755,842
Principal
Amount $ Value $
Uniti Group LP / Uniti Group
Finance, Inc. / CSL Capital
LLC
144A,Series MAY, 10.50%,
2/15/28
10,500,000 10,511,727
144A,10.50%, 2/15/28
9,623,000 9,633,747
144A,4.75%, 4/15/28
2,126,000 1,759,262
144A,6.50%, 2/15/29
4,108,000 2,855,464
Vornado Realty LP,2.15%, 6/1/26
1,399,000 1,285,360
(Cost $157,256,168)
144,630,656
Venture Capital — 0.4%
Icahn Enterprises LP / Icahn
Enterprises Finance Corp.
6.25%, 5/15/26
4,423,000 4,316,324
5.25%, 5/15/27
5,357,000 4,918,725
4.375%, 2/1/29
2,635,000 2,198,145
(Cost $12,506,648)
11,433,194
Industrial — 9.8%
Aerospace/Defense — 2.6%
Bombardier, Inc.
144A,7.125%, 6/15/26(a)
1,872,000 1,903,574
144A,7.875%, 4/15/27
5,269,000 5,277,868
144A,6.00%, 2/15/28
2,776,000 2,735,787
144A,7.50%, 2/1/29
2,776,000 2,874,073
144A,8.75%, 11/15/30
2,776,000 2,982,096
144A,7.25%, 7/1/31
2,776,000 2,837,375
Spirit AeroSystems, Inc.
4.60%, 6/15/28(a)
2,499,000 2,281,947
144A,9.375%, 11/30/29
3,342,000 3,589,348
144A,9.75%, 11/15/30
4,451,000 4,868,405
TransDigm, Inc.
5.50%, 11/15/27
9,805,000 9,580,170
144A,6.75%, 8/15/28
7,771,000 7,868,840
4.625%, 1/15/29
4,441,000 4,093,957
144A,6.375%, 3/1/29
9,878,000 9,868,918
4.875%, 5/1/29(a)
2,774,000 2,574,600
144A,6.875%, 12/15/30
5,366,000 5,438,119
144A,7.125%, 12/1/31
3,679,000 3,778,208
144A,6.625%, 3/1/32
8,142,000 8,176,310
Triumph Group, Inc.,144A,9.00%,
3/15/28
3,946,000 4,078,408
(Cost $85,834,964)
84,808,003
Building Materials — 1.3%
Builders FirstSource, Inc.
144A,5.00%, 3/1/30
1,901,000 1,788,674
144A,4.25%, 2/1/32
4,827,000 4,219,558
144A,6.375%, 6/15/32(a)
2,591,000 2,583,637
144A,6.375%, 3/1/34
3,701,000 3,632,798
Camelot Return Merger Sub, Inc.
(a),144A,8.75%, 8/1/28
2,628,000 2,602,724

16 | DBX ETF Trust
Schedule of Investments
Xtrackers USD High Yield Corporate Bond ETF
(Continued)
May 31, 2024 (Unaudited)
Principal
Amount $ Value $
Smyrna Ready Mix Concrete LLC
144A,6.00%, 11/1/28
4,071,000 3,933,205
144A,8.875%, 11/15/31
4,071,000 4,289,894
Standard Industries, Inc.
144A,5.00%, 2/15/27
3,146,000 3,052,709
144A,4.75%, 1/15/28
3,553,000 3,387,520
144A,4.375%, 7/15/30
5,922,000 5,289,212
144A,3.375%, 1/15/31
4,071,000 3,399,894
Summit Materials LLC / Summit
Materials Finance Corp.
144A,5.25%, 1/15/29
2,591,000 2,497,369
144A,7.25%, 1/15/31
2,961,000 3,055,222
(Cost $46,162,450)
43,732,416
Electrical Components &
Equipment — 0.5%
Energizer Holdings, Inc.
144A,4.75%, 6/15/28
2,167,000 2,001,174
144A,4.375%, 3/31/29
2,938,000 2,614,537
WESCO Distribution, Inc.
144A,7.25%, 6/15/28
4,920,000 5,015,699
144A,6.375%, 3/15/29
3,231,000 3,246,864
144A,6.625%, 3/15/32
3,156,000 3,175,264
(Cost $16,852,463)
16,053,538
Electronics — 0.5%
EquipmentShare.com, Inc.
144A,9.00%, 5/15/28
3,878,000 4,005,730
144A,8.625%, 5/15/32
2,188,000 2,268,555
Sensata Technologies BV
144A,5.00%, 10/1/25
2,320,000 2,338,333
144A,4.00%, 4/15/29
3,701,000 3,365,152
144A,5.875%, 9/1/30
1,865,000 1,814,453
Sensata Technologies, Inc.
144A,4.375%, 2/15/30
1,644,000 1,501,105
144A,3.75%, 2/15/31
2,776,000 2,397,260
(Cost $18,481,168)
17,690,588
Engineering & Construction
— 0.3%
Brand Industrial Services,
Inc.,144A,10.375%, 8/1/30
4,941,000 5,310,565
Fluor Corp.,4.25%, 9/15/28
2,200,000 2,077,793
IHS Holding Ltd.
144A,5.625%, 11/29/26(a)
1,784,000 1,688,110
144A,6.25%, 11/29/28(a)
1,857,000 1,664,336
(Cost $10,451,730)
10,740,804
Environmental Control — 0.9%
Clean Harbors, Inc.,144A,6.375%,
2/1/31
1,865,000 1,863,664
GFL Environmental, Inc.
144A,4.25%, 6/1/25
1,814,000 1,794,823
144A,3.75%, 8/1/25
2,782,000 2,717,992
Principal
Amount $ Value $
144A,5.125%, 12/15/26
1,865,000 1,831,252
144A,4.00%, 8/1/28
2,775,000 2,540,012
144A,3.50%, 9/1/28
2,626,000 2,388,854
144A,4.75%, 6/15/29(a)
2,776,000 2,586,654
144A,4.375%, 8/15/29
2,042,000 1,865,558
144A,6.75%, 1/15/31
3,701,000 3,779,709
Madison IAQ LLC
144A,4.125%, 6/30/28
2,591,000 2,403,073
144A,5.875%, 6/30/29
3,831,000 3,554,070
Reworld Holding Corp.,5.00%,
9/1/30
1,482,000 1,336,869
(Cost $29,734,406)
28,662,530
Machinery-Diversified — 0.5%
Husky Injection Molding
Systems Ltd. / Titan Co.-
Borrower LLC,144A,9.00%,
2/15/29
3,701,000 3,805,657
Maxim Crane Works Holdings
Capital LLC,144A,11.50%,
9/1/28
1,850,000 1,969,656
SPX FLOW, Inc.,144A,8.75%,
4/1/30
1,865,000 1,920,426
TK Elevator Holdco
GmbH,144A,7.625%, 7/15/28
1,477,000 1,462,058
TK Elevator US Newco,
Inc.,144A,5.25%, 7/15/27
5,773,000 5,574,062
(Cost $14,969,680)
14,731,859
Miscellaneous Manufacturing
— 0.1%
Hillenbrand, Inc.
5.75%, 6/15/25
1,409,000 1,404,004
6.25%, 2/15/29(a)
1,865,000 1,857,200
Trinity Industries,
Inc.,144A,7.75%, 7/15/28
1,416,000 1,460,012
(Cost $4,746,222)
4,721,216
Packaging & Containers
— 2.5%
Ardagh Metal Packaging Finance
USA LLC / Ardagh Metal
Packaging Finance PLC
144A,6.00%, 6/15/27
2,220,000 2,172,477
144A,3.25%, 9/1/28(a)
2,206,000 1,936,359
144A,4.00%, 9/1/29(a)
3,886,000 3,212,198
Ardagh Packaging Finance PLC /
Ardagh Holdings USA, Inc.
144A,4.125%, 8/15/26(a)
4,467,000 3,802,577
144A,5.25%, 8/15/27
3,619,000 2,129,963
144A,5.25%, 8/15/27(a)
2,984,000 1,756,233
Ball Corp.
6.875%, 3/15/28
2,576,000 2,631,793
6.00%, 6/15/29
3,701,000 3,711,641
2.875%, 8/15/30
4,788,000 4,049,453
3.125%, 9/15/31
3,146,000 2,643,799

DBX ETF Trust | 17
Schedule of Investments
Xtrackers USD High Yield Corporate Bond ETF
(Continued)
May 31, 2024 (Unaudited)
Principal
Amount $ Value $
Berry Global, Inc.,144A,5.625%,
7/15/27
1,865,000 1,842,011
Crown Americas LLC,5.25%,
4/1/30
1,857,000 1,786,761
Graphic Packaging International
LLC
144A,3.50%, 3/15/28
1,702,000 1,556,799
144A,3.75%, 2/1/30
1,396,000 1,238,498
144A,6.375%, 7/15/32
1,800,000 1,805,819
LABL, Inc.
144A,6.75%, 7/15/26
2,391,000 2,365,065
144A,10.50%, 7/15/27(a)
2,684,000 2,615,719
144A,5.875%, 11/1/28
1,865,000 1,680,983
144A,8.25%, 11/1/29
1,644,000 1,406,348
Mauser Packaging Solutions
Holding Co.
144A,7.875%, 4/15/27
9,776,000 9,972,595
144A,9.25%, 4/15/27
4,988,000 4,971,943
OI European Group
BV,144A,4.75%, 2/15/30
1,392,000 1,277,094
Owens-Brockway Glass
Container, Inc.
144A,6.625%, 5/13/27
2,282,000 2,267,561
144A,7.25%, 5/15/31
2,562,000 2,556,523
Pactiv Evergreen Group Issuer,
Inc. /Pactiv Evergreen Group
Issuer LLC,144A,4.00%,
10/15/27
3,701,000 3,457,522
Sealed Air Corp.
144A,5.50%, 9/15/25
1,480,000 1,474,185
144A,4.00%, 12/1/27
1,573,000 1,476,995
144A,6.125%, 2/1/28
2,868,000 2,849,922
144A,5.00%, 4/15/29
1,573,000 1,492,450
144A,7.25%, 2/15/31
1,573,000 1,617,362
Silgan Holdings, Inc.,4.125%,
2/1/28
2,126,000 2,008,053
(Cost $86,339,283)
79,766,701
Transportation — 0.3%
Cargo Aircraft Management, Inc.
(a),144A,4.75%, 2/1/28
2,163,000 1,984,874
Seaspan Corp.,144A,5.50%,
8/1/29
2,776,000 2,475,647
XPO, Inc.
144A,7.125%, 6/1/31
1,665,000 1,700,296
144A,7.125%, 2/1/32(a)
2,172,000 2,213,275
(Cost $8,671,914)
8,374,092
Trucking & Leasing — 0.3%
Fortress Transportation and
Infrastructure Investors LLC
144A,9.75%, 8/1/27
1,304,000 1,343,575
144A,5.50%, 5/1/28
3,701,000 3,579,900
144A,7.875%, 12/1/30
1,850,000 1,934,737
Principal
Amount $ Value $
144A,7.00%, 5/1/31
2,591,000 2,623,289
(Cost $9,679,302)
9,481,501
Technology — 5.1%
Computers — 1.3%
CA Magnum
Holdings,144A,5.375%,
10/31/26
3,738,000 3,569,890
McAfee Corp.,144A,7.375%,
2/15/30
7,376,000 6,834,807
NCR Atleos Corp.,144A,9.50%,
4/1/29
4,996,000 5,394,471
NCR Voyix Corp.
144A,5.00%, 10/1/28
2,414,000 2,260,796
144A,5.125%, 4/15/29
4,441,000 4,126,661
144A,5.25%, 10/1/30
1,635,000 1,484,877
Seagate HDD Cayman
4.875%, 6/1/27
1,849,000 1,796,623
4.091%, 6/1/29
1,805,000 1,653,891
144A,8.25%, 12/15/29
1,857,000 1,988,073
144A,8.50%, 7/15/31
1,857,000 1,982,700
9.625%, 12/1/32
2,785,495 3,157,127
Western Digital Corp.,4.75%,
2/15/26
8,465,000 8,287,438
(Cost $43,821,548)
42,537,354
Office/Business Equipment
— 0.1%
Xerox Holdings Corp.
144A,5.50%, 8/15/28
2,785,000 2,449,595
144A,8.875%, 11/30/29(a)
1,850,000 1,793,516
(Cost $4,698,753)
4,243,111
Semiconductors — 0.5%
ams-OSRAM AG,144A,12.25%,
3/30/29
1,485,000 1,535,907
Entegris, Inc.
144A,4.375%, 4/15/28
1,485,000 1,390,316
144A,4.75%, 4/15/29
5,774,000 5,483,069
144A,3.625%, 5/1/29
1,480,000 1,316,322
144A,5.95%, 6/15/30
3,323,000 3,273,728
ON Semiconductor
Corp.,144A,3.875%, 9/1/28
2,591,000 2,367,906
(Cost $15,711,762)
15,367,248
Software — 3.2%
Alteryx, Inc.,144A,8.75%,
3/15/28
1,678,000 1,722,997
AthenaHealth Group, Inc.
(a),144A,6.50%, 2/15/30
8,597,000 7,808,466
Boxer Parent Co.,
Inc.,144A,7.125%, 10/2/25
1,845,000 1,852,791
Clarivate Science Holdings Corp.
144A,3.875%, 7/1/28
3,409,000 3,124,526
144A,4.875%, 7/1/29
3,410,000 3,112,699

18 | DBX ETF Trust
Schedule of Investments
Xtrackers USD High Yield Corporate Bond ETF
(Continued)
May 31, 2024 (Unaudited)
Principal
Amount $ Value $
Cloud Software Group, Inc.
144A,6.50%, 3/31/29
14,704,000 13,957,092
144A,9.00%, 9/30/29
14,203,000 13,754,921
144A,8.25%, 6/30/32
6,500,000 6,569,693
Fair Isaac Corp.
144A,5.25%, 5/15/26
1,484,000 1,467,561
144A,4.00%, 6/15/28
3,331,000 3,086,034
Helios Software Holdings, Inc.
/ ION Corporate Solutions
Finance SARL,144A,8.75%,
5/1/29
1,850,000 1,872,479
MicroStrategy, Inc.
(a),144A,6.125%, 6/15/28
1,865,000 1,784,474
Open Text Corp.
144A,3.875%, 2/15/28
3,331,000 3,064,041
144A,3.875%, 12/1/29
3,146,000 2,772,832
Open Text Holdings, Inc.
144A,4.125%, 2/15/30
3,331,000 2,964,118
144A,4.125%, 12/1/31
2,322,000 1,999,804
PTC, Inc.,144A,4.00%, 2/15/28
1,865,000 1,740,048
RingCentral, Inc.(a),144A,8.50%,
8/15/30
1,449,000 1,517,781
ROBLOX Corp.,144A,3.875%,
5/1/30
3,701,000 3,227,011
Rocket Software, Inc.
144A,9.00%, 11/28/28
2,900,000 2,947,755
144A,6.50%, 2/15/29
2,144,000 1,808,645
SS&C Technologies, Inc.
144A,5.50%, 9/30/27
7,336,000 7,189,970
144A,6.50%, 6/1/32
2,758,000 2,767,637
Twilio, Inc.
3.625%, 3/15/29
1,865,000 1,668,292
3.875%, 3/15/31
1,850,000 1,615,838
UKG, Inc.,144A,6.875%, 2/1/31
9,102,000 9,165,945
(Cost $107,317,500)
104,563,450
Utilities — 2.7%
Electric — 2.5%
Calpine Corp.
144A,5.25%, 6/1/26
1,478,000 1,461,036
144A,4.50%, 2/15/28
4,641,000 4,367,251
144A,5.125%, 3/15/28
5,198,000 4,956,974
144A,4.625%, 2/1/29
2,414,000 2,245,732
144A,5.00%, 2/1/31
2,996,000 2,769,250
144A,3.75%, 3/1/31
3,306,000 2,893,725
Clearway Energy Operating LLC
144A,4.75%, 3/15/28
3,146,000 2,993,109
144A,3.75%, 2/15/31
3,400,000 2,969,489
DPL, Inc.,4.125%, 7/1/25
1,532,000 1,499,292
NextEra Energy Operating
Partners LP
144A,3.875%, 10/15/26
1,865,000 1,765,478
Principal
Amount $ Value $
144A,4.50%, 9/15/27
1,960,000 1,846,950
144A,7.25%, 1/15/29
2,776,000 2,843,851
NRG Energy, Inc.
5.75%, 1/15/28
2,866,000 2,813,352
144A,3.375%, 2/15/29
1,857,000 1,645,370
144A,5.25%, 6/15/29
2,734,000 2,609,946
144A,3.625%, 2/15/31
3,789,000 3,249,610
PG&E Corp.
5.00%, 7/1/28
3,729,000 3,577,427
5.25%, 7/1/30
3,689,000 3,516,764
Talen Energy Supply
LLC,144A,8.625%, 6/1/30
4,441,000 4,766,177
TransAlta Corp.,7.75%, 11/15/29
1,480,000 1,540,914
Vistra Operations Co. LLC
144A,5.50%, 9/1/26
3,701,000 3,642,544
144A,5.625%, 2/15/27
4,827,000 4,752,593
144A,5.00%, 7/31/27
4,627,000 4,478,001
144A,4.375%, 5/1/29
4,641,000 4,299,638
144A,7.75%, 10/15/31
5,366,000 5,579,255
144A,6.875%, 4/15/32
3,701,000 3,727,506
(Cost $87,476,350)
82,811,234
Gas — 0.2%
AmeriGas Partners LP /
AmeriGas Finance Corp.
5.875%, 8/20/26
2,165,000 2,094,978
5.75%, 5/20/27
1,977,000 1,886,320
144A,9.375%, 6/1/28
1,998,000 2,049,834
(Cost $6,388,222)
6,031,132
TOTAL CORPORATE BONDS
(Cost $3,442,185,974)
3,193,051,055
Number
of Shares
SECURITIES LENDING
COLLATERAL — 6.3%
DWS Government & Agency
Securities Portfolio “DWS
Government Cash Institutional
Shares"(b)(c), 5.24%
(Cost $203,458,567)
203,458,567 203,458,567

DBX ETF Trust | 19
Schedule of Investments
Xtrackers USD High Yield Corporate Bond ETF
(Continued)
May 31, 2024 (Unaudited)
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2024 is as follows:
Number
of Shares Value $
CASH EQUIVALENTS — 1.1%
DWS Government Money
Market Series "Institutional
Shares"(b), 5.26%
(Cost $34,679,665)
34,679,665 34,679,665
TOTAL INVESTMENTS
— 105.4%
(Cost $3,680,324,206)
3,431,189,287
Other assets and liabilities, net
— (5.4%)
(174,463,717)
NET ASSETS — 100.0%
3,256,725,570
 (a)
Value ($) at
8/31/2023
Purchases Cost
($)
Sales
Proceeds ($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
5/31/2024
Value ($) at
5/31/2024
SECURITIES LENDING COLLATERAL — 6.3%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares", 5.24% (b)(c)
— 203,458,567 (d) — — — 982,221 — 203,458,567 203,458,567
CASH EQUIVALENTS — 1.1%
DWS Government Money Market Series "Institutional Shares", 5.26% (b)
49,189,697 386,598,883 (401,108,915) — — 1,201,648 — 34,679,665 34,679,665
49,189,697 590,057,450 (401,108,915) — — 2,183,869 — 238,138,232 238,138,232
(a) All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2024 amounted to $199,036,963, which is 6.1% of net assets.
(b)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)
Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2024.
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REIT: Real Estate Investment Trust
REGS: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of,
U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities
Act of 1933.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

20 | DBX ETF Trust
Schedule of Investments
Xtrackers USD High Yield Corporate Bond ETF
(Continued)
May 31, 2024 (Unaudited)
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2024 in valuing the Fund’s investments.
OBTAIN A FUND PROSPECTUS
To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-
3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product.
Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in
Creation Units only.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
HYLB-PH3
R-089711-2 (5/25) DBX006037 (5/25)
Assets Level 1 Level 2 Level 3 Total
Corporate Bonds (a)
$ — $ 3,193,051,055 $ — $ 3,193,051,055
Short-Term Investments (a)
238,138,232 — — 238,138,232
TOTAL
$ 238,138,232 $ 3,193,051,055 $ — $ 3,431,189,287
(a)
See Schedule of Investments for additional detailed categorizations.